REVENUES GENERATED FROM PRODUCTION LINES (Details)	12 Months Ended
	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenue	¥ 60,054,462	$ 8,860,963	¥ 42,728,277	¥ 51,512,900
Hardware and software [Member]
Disaggregation of Revenue [Line Items]
Revenue	59,982,292	8,850,314	41,544,925	48,980,953
Related Party Member [Member] | Hardware and software [Member]
Disaggregation of Revenue [Line Items]
Revenue	0	0	0	2,428,173
Non-Related Party [Member] | Hardware and software [Member]
Disaggregation of Revenue [Line Items]
Revenue	59,982,292	8,850,314	41,544,925	48,980,953
Automation product and software [Member]
Disaggregation of Revenue [Line Items]
Revenue	22,399,066	3,304,956	26,171,906	23,434,794
Equipment and accessories [Member]
Disaggregation of Revenue [Line Items]
Revenue	26,585,924	3,922,720	13,038,562	25,546,159
Waste water treatment products [Member]
Disaggregation of Revenue [Line Items]
Revenue	10,997,302	1,622,638	2,334,457	0
Services [Member]
Disaggregation of Revenue [Line Items]
Revenue	¥ 72,170	$ 10,649	¥ 1,183,352	¥ 103,774